UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.70%
Aerospace & Defense - 5.74%
Alliant Techsystems, Inc.	3,430	$462,330
General Dynamics Corp.	4,120	451,305
Lockheed Martin Corp.	2,680	434,964
Rockwell Collins, Inc.	2,140	176,636
		1,525,235
Air Freight & Logistics - 3.19%
CH Robinson Worldwide, Inc.	8,200	425,252
Expeditors International of Washington, Inc.	10,680	421,967
		847,219
Capital Markets - 5.09%
Eaton Vance Corp.	12,040	455,593
Federated Investors, Inc.	16,310	446,894
T Rowe Price Group, Inc.	5,530	448,870
		1,351,357
Chemicals - 1.14%
Scotts Miracle-Gro Co.	5,320	303,825

Commercial Services & Supplies - 3.43%
Deluxe Corp.	9,290	468,959
Pitney Bowes, Inc.	17,420	443,339
		912,298
Communications Equipment - 1.62%
Cisco Systems, Inc.	19,780	431,204

Computers & Peripherals - 3.36%
Lexmark International, Inc.	10,530	443,734
Western Digital Corp.	5,180	450,608
		894,342
Consumer Finance - 3.15%
Portfolio Recovery Associates, Inc. (a)	7,650	414,860
World Acceptance Corp. (a)	4,420	423,657
		838,517
Containers & Packaging - 3.39%
Ball Corp.	8,070	448,369
Silgan Holdings, Inc.	9,360	451,246
		899,615
Diversified Consumer Services - 1.70%
Weight Watchers International, Inc. (a)	21,290	452,625

Diversified Financial Services - 3.32%
McGraw-Hill Financial, Inc.	5,520	439,723
Moody's Corp.	5,620	443,980
		883,703
Electrical Equipment - 1.70%
Emerson Electric Co.	6,920	451,599

Food & Staples Retailing - 3.94%
Kroger Co.	11,230	470,985
Sysco Corp.	3,600	129,672
Wal-Mart Stores, Inc.	5,990	447,453
		1,048,110
Food Products - 0.48%
Campbell Soup Co.	2,970	128,631

Health Care Equipment & Supplies - 3.38%
Medtronic, Inc.	7,820	463,413
Zimmer Holdings, Inc.	4,650	436,356
		899,769

Health Care Providers & Services - 10.29%
Cigna Corp.	5,730	456,051
DaVita HealthCare Partners, Inc. (a)	6,740	463,240
Laboratory Corporation of America Holdings (a)	4,800	448,992
Patterson Companies, Inc.	11,100	456,876
Quest Diagnostics, Inc.	8,380	444,140
UnitedHealth Group, Inc.	6,000	463,621
		2,732,920
Hotels, Restaurants & Leisure - 2.72%
Brinker International, Inc.	2,550	140,250
International Game Technology	30,170	455,265
McDonald's Corp.	1,340	127,501
		723,016
Household Durables - 0.49%
Tupperware Brands Corp.	1,660	130,476

Household Products - 1.52%
Energizer Holdings, Inc.	4,140	402,988

IT Services - 8.49%
Accenture PLC (b)	5,320	443,422
Global Payments, Inc.	6,600	464,179
Heartland Payment Systems, Inc.	11,260	455,354
International Business Machines Corp.	2,400	444,408
NeuStar, Inc. (a)	12,500	447,750
		2,255,113
Leisure Equipment & Products - 0.51%
Mattel, Inc.	3,660	136,555

Machinery - 3.36%
Caterpillar, Inc.	4,580	444,123
Deere & Co.	5,220	448,554
		892,677
Media - 0.49%
Omnicom Group, Inc.	1,710	129,413

Multiline Retail - 2.04%
Dollar Tree, Inc. (a)	2,480	135,830
Family Dollar Stores, Inc.	1,980	129,690
Nordstrom, Inc.	2,180	134,026
Target Corp.	2,280	142,591
		542,137
Oil, Gas & Consumable Fuels - 1.69%
Exxon Mobil Corp.	4,660	448,618

Personal Products - 3.38%
Avon Products, Inc.	29,460	455,746
Nu Skin Enterprises, Inc.	5,300	442,656
		898,402
Pharmaceuticals - 5.16%
Eli Lilly & Co.	7,660	456,613
Endo Health Solutions, Inc. (a)	5,830	465,350
Pfizer, Inc.	14,020	450,182
		1,372,145
Professional Services - 1.73%
Dun & Bradstreet Corp.	4,640	460,334

Road & Rail - 1.63%
Landstar System, Inc.	7,520	433,979

Software - 3.41%
Microsoft Corp.	11,790	451,675
Oracle Corp.	11,650	455,631
		907,306

Specialty Retail - 3.77%
Bed Bath & Beyond, Inc. (a)	6,750	457,785
Best Buy Company, Inc.	5,180	137,943
PetSmart, Inc.	2,010	134,791
Ross Stores, Inc.	1,890	137,592
TJX Companies, Inc.	2,160	132,754
		1,000,865
Textiles, Apparel & Luxury Goods - 1.68%
Coach, Inc.	9,160	447,100

Tobacco - 1.71%
Altria Group, Inc.	12,510	453,613

TOTAL COMMON STOCKS (Cost $22,750,041)		26,235,706

SHORT-TERM INVESTMENTS - 1.19%
Fidelity Institutional Money Market Funds - Government Portfolio Class I, 0.010% (c)	315,781	315,781
TOTAL SHORT-TERM INVESTMENTS (Cost $315,781)		315,781

Total Investments (Cost $23,065,822) - 99.89%		26,551,487
Other Assets in Excess of Liabilities - 0.11%		30,443
TOTAL NET ASSETS - 100.00%		$26,581,930

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$23,065,822
Gross unrealized appreciation	4,202,772
Gross unrealized depreciation	(717,107)
Net unrealized appreciation	$3,485,665

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$26,235,706	$-	$-	$26,235,706
Short-Term Investments	315,781	-	-	315,781
Total Investments in Securities	$26,551,487	$-	$-	$26,551,487

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2014.
There were no transfers into and out of Level 1 and 2 during the period ended February 28, 2014.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   April, 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   April, 21, 2014

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   April, 21, 2014

* Print the name and title of each signing officer under his or her signature.